o FSS1 P-7

                         SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF

                           FRANKLIN STRATEGIC SERIES
   (FSS1 - FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN CALIFORNIA GROWTH FUND, FRANKLIN LARGE CAP GROWTH FUND, FRANKLIN SMALL CAP GROWTH FUND I AND FRANKLIN
                           SMALL CAP GROWTH FUND II)
                 DATED SEPTEMBER 1, 1999 AS AMENDED MAY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 52 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 53). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. Effective July 3, 2000, the following is added to the section "Buying shares" on page 52:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
                        account with your      please make sure we
BY PHONE                bank account           have your bank
                        information on file,   account information
(Up to $100,000 per     you may open a new     on file. If we do not
day)                    account by phone. The  have this
1-800/632-2301          accounts must be       information, you will
                        identically            need to send written
                        registered.            instructions with
                                               your bank's name and
                        To make a same day     address, a voided
                        investment, please     check or savings
                        call us by 1:00 p.m.   account deposit slip,
                        Pacific time or the    and a signature
                        close of the New York  guarantee if the
                        Stock Exchange,        ownership of the bank
                        whichever is earlier.  and fund accounts is
                                               different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

IV. The section "Automatic Investment Plan" on page 53 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

V. The section "Telephone Privileges" on page 54 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VI. The following paragraph is added to the section "Dealer compensation" on page 60:

MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

               Please keep this supplement for future reference.




o FSS1 PA-3

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                           FRANKLIN STRATEGIC SERIES
           (FSS1 PA - FRANKLIN AGGRESSIVE GROWTH, LARGE CAP GROWTH,
                  AND SMALL CAP GROWTH FUNDS - ADVISOR CLASS)
                            DATED SEPTEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. Effective May 1, 2000, the name of the Franklin Small Cap Growth Fund has changed to the Franklin Small Cap Growth Fund I, as approved by the Board of Trustees.

III. The section "Principal Investments" on page 14 is replaced with the following:

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or
(ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The fund generally expects that its portfolio median market cap will significantly exceed the Index's median market cap. The manager may continue to hold an investment for further capital growth opportunities even if the company is no longer small cap. In selecting growth companies, the fund may invest substantially in technology sectors such as electronics, computer software and hardware, telecommunications, internet-related services, and health-care technology.

In addition to its main investments, the fund may invest in equity securities of larger companies. When suitable opportunities are available, the fund may also invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

IV. The section "Account Application" on page 25 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 26). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. Effective July 3, 2000, the following is added to the section "Buying shares" on page 25:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
                        account with your      please make sure we
BY PHONE                bank account           have your bank
                        information on file,   account information
(Up to $100,000 per     you may open a new     on file. If we do not
day)                    account by phone. The  have this
1-800/632-2301          accounts must be       information, you will
                        identically            need to send written
                        registered.            instructions with
                                               your bank's name and
                        To make a same day     address, a voided
                        investment, please     check or savings
                        call us by 1:00 p.m.   account deposit slip,
                        Pacific time or the    and a signature
                        close of the New York  guarantee if the
                        Stock Exchange,        ownership of the bank
                        whichever is earlier.  and fund accounts is
                                               different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

VI. The section "Automatic Investment Plan" on page 26 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

VII. The following section is added to "Investor Services" on page 26:

AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VIII. The section "Telephone Privileges" on page 26 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

IX. The section "Statements and reports" on page 31 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

               Please keep this supplement for future reference.




o 465 PA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

               FRANKLIN SMALL CAP GROWTH FUND II - ADVISOR CLASS
                               DATED MAY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 11 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 12). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. Effective July 3, 2000, the following is added to the section "Buying shares" on page 11:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
                        account with your      please make sure we
BY PHONE                bank account           have your bank
                        information on file,   account information
(Up to $100,000 per     you may open a new     on file. If we do not
day)                    account by phone. The  have this
1-800/632-2301          accounts must be       information, you will
                        identically            need to send written
                        registered.            instructions with
                                               your bank's name and
                        To make a same day     address, a voided
                        investment, please     check or savings
                        call us by 1:00 p.m.   account deposit slip,
                        Pacific time or the    and a signature
                        close of the New York  guarantee if the
                        Stock Exchange,        ownership of the bank
                        whichever is earlier.  and fund accounts is
                                               different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

IV. The section "Telephone Privileges" on page 18 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

               Please keep this supplement for future reference.





o BCMCG P-1

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                           FRANKLIN STRATEGIC SERIES
               (FRANKLIN BLUE CHIP FUND AND MIDCAP GROWTH FUND)
                DATED SEPTEMBER 1, 1999 AS AMENDED MAY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 25 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 26). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. Effective July 3, 2000, the following is added to the section "Buying shares" on page 25:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
                        account with your      please make sure we
BY PHONE                bank account           have your bank
                        information on file,   account information
(Up to $100,000 per     you may open a new     on file. If we do not
day)                    account by phone. The  have this
1-800/632-2301          accounts must be       information, you will
                        identically            need to send written
                        registered.            instructions with
                                               your bank's name and
                        To make a same day     address, a voided
                        investment, please     check or savings
                        call us by 1:00 p.m.   account deposit slip,
                        Pacific time or the    and a signature
                        close of the New York  guarantee if the
                        Stock Exchange,        ownership of the bank
                        whichever is earlier.  and fund accounts is
                                               different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

IV. The section "Automatic Investment Plan" on page 26 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

V. The section "Telephone Privileges" on page 27 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VI. The following paragraph is added to the section "Dealer compensation" on page 33:

MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

               Please keep this supplement for future reference.


o FSS2 P-5


                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                           FRANKLIN STRATEGIC SERIES
         (FSS2 - FRANKLIN BIOTECHNOLOGY DISCOVERY, GLOBAL HEALTH CARE,
              GLOBAL COMMUNICATIONS AND NATURAL RESOURCES FUNDS)
                            DATED SEPTEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. Under the "Goal and Strategies" discussion for the Biotechnology Fund, the second paragraph on page 3 is revised to read:

The fund is closed to new investors, except retirement plan accounts. If you were a shareholder of record as of February 18, 2000, you may continue to add to your account, subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend or capital gain distributions. The fund reserves the right to modify this policy at any time.

III. The first paragraph of the section "Income and capital gains distributions" on page 50 is replaced with the following:

Each fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of these distributions will vary and there is no guarantee any fund will pay dividends.

IV. The section "Sales charge waivers" on page 56 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Plan Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

V. The section "Minimum investments" on page 57 is replaced with the following:

MINIMUM INVESTMENTS
--------------------------------------------------------------------
                                               INITIAL   ADDITIONAL
--------------------------------------------------------------------
Regular accounts                               $1,000    $50
Automatic investment plans                     $50 ($25  $50 ($25
                                               for an    for an
                                               Education Education
                                               IRA)      IRA)
--------------------------------------------------------------------

UGMA/UTMA accounts                             $100      $50
--------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers, Education     no        no minimum
IRAs or Roth IRAs)                             minimum
--------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth    $250      $50
IRAs
--------------------------------------------------------------------
Broker-dealer sponsored wrap account programs  $250      $50
--------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of
Franklin Templeton entities, and their         $100      $50
immediate family members
--------------------------------------------------------------------

 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

VI. The section "Account Application" on page 58 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 59). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

VII. Effective July 3, 2000, the following is added to the section "Buying shares" on page 58:

----------------------------------------------------------------------
[Insert graphic of     If you have another     Before requesting a
phone]                 Franklin Templeton      telephone purchase,
                       account with your bank  please make sure we
BY PHONE               account information on  have your bank
                       file, you may open a    account information
Up to $100,000 per     new account by phone.   on file. If we do not
day) 1-800/632-2301    The accounts must be    have this
                       identically registered. information, you will
                                               need to send written
                       To make a same day      instructions with
                       investment, please      your bank's name and
                       call us by 1:00 p.m.    address, a voided
                       Pacific time or the     check or savings
                       close of the New York   account deposit slip,
                       Stock Exchange,         and a signature
                       whichever is earlier.   guarantee if the
                                               ownership of the bank
                                               and Fund accounts is
                                               different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

VIII. The section "Automatic Investment Plan" on page 59 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

IX. The section "Telephone Privileges" on page 60 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

X. The first sentence under "Selling Shares" on page 62 is replaced with the following:

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply. If you are a shareholder of the Biotechnology Fund, please also keep in mind that if you sell all the shares in your account, your account will be closed and you will not be able to buy additional fund shares or to reopen your account. This policy does not apply to retirement plans.

XI. In the Selling Shares table on page 63 the section "By Wire" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of three lightning  You can call or write to have
bolts]                              redemption proceeds sent to a
                                    bank account. See the policies
BY ELECTRONIC FUNDS TRANSFER (ACH)  above for selling shares by mail or phone.

                                    Before requesting to have
                                    redemption proceeds sent to a
                                    bank account, please make sure
                                    we have your bank account
                                    information on file. If we do
                                    not have this information, you
                                    will need to send written
                                    instructions with your bank's
                                    name and address, a voided check
                                    or savings account deposit slip,
                                    and a signature guarantee if the
                                    ownership of the bank and fund
                                    accounts is different.

                                    If we receive your request in
                                    proper form by 1:00 p.m. Pacific
                                    time, proceeds sent by ACH
                                    generally will be available
                                    within two to three business
                                    days.
----------------------------------------------------------------------

XII. The section "Statements and reports" on page 64 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

XIII. The section "Dealer compensation" on page 66 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                      CLASS A    CLASS B  CLASS C
-------------------------------------------------------------------
COMMISSION (%)                           -        4.00      2.00
Investment under $50,000               5.00         -        -
$50,000 but under $100,000             3.75         -        -
$100,000 but under $250,000            2.80         -        -
$250,000 but under $500,000            2.00         -        -
$500,000 but under $1 million          1.60         -        -
$1 million or more                  up to 1.00 1    -        -
12B-1 FEE TO DEALER                    0.25 2     0.25 3   1.00 4

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. The Biotechnology Fund and Natural Resources Fund may each pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses. The Biotechnology Fund will not reimburse Distributors the additional 0.10% during periods when the fund is closed to new investors.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

               Please keep this supplement for future reference.



o FSS2 PA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                FRANKLIN NATURAL RESOURCES FUND - ADVISOR CLASS
                            DATED SEPTEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 17 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 18). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. Effective July 3, 2000, the following is added to the section "Buying shares" on page 17:

----------------------------------------------------------------------
[Insert graphic of  If you have another       Before requesting a
phone]              Franklin Templeton        telephone purchase,
                    account with your bank    please make sure we
BY PHONE            account information on    have your bank account
                    file, you may open a new  information on file.
(Up to $100,000     account by phone. The     If we do not have this
per day)            accounts must be          information, you will
1-800/632-2301      identically registered.   need to send written
                                              instructions with your
                    To make a same day        bank's name and
                    investment, please call   address, a voided
                    us by 1:00 p.m. Pacific   check or savings
                    time or the close of the  account deposit slip,
                    New York Stock Exchange,  and a signature
                    whichever is earlier.     guarantee
                                              if the ownership of
                                              the bank and fund
                                              accounts
                                              is different.

                                              To make a same day
                                              investment, please
                                              call us by 1:00 p.m.
                                              Pacific time or the
                                              close of the New York
                                              Stock Exchange,
                                              whichever is earlier.
----------------------------------------------------------------------

IV. The section "Automatic Investment Plan" on page 18 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

V. The following section is added to "Investor Services" on page 18:

AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VI. The section "Telephone Privileges" on page 18 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VII. The section "Statements and reports" on page 22 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

               Please keep this supplement for future reference.




o 194 P-2

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                        FRANKLIN STRATEGIC INCOME FUND
                            DATED SEPTEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Sales charge waivers" on page 21 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

III. The section "Minimum investments" on page 20 is replaced with the following:

MINIMUM INVESTMENTS
-----------------------------------------------------------------
                                      INITIAL      ADDITIONAL
-----------------------------------------------------------------
Regular accounts                      $1,000       $50
-----------------------------------------------------------------
Automatic investment plans            $50 ($25     $50 ($25 for
                                      for an       an Education
                                      Education    IRA)
                                      IRA)
-----------------------------------------------------------------
UGMA/UTMA accounts                    $100         $50
-----------------------------------------------------------------
Retirement accounts
-----------------------------------------------------------------
(other than IRAs, IRA rollovers,      no minimum   no minimum
Education IRAs or Roth IRAs)
-----------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs   $250         $50
or Roth IRAs
-----------------------------------------------------------------
Broker-dealer sponsored wrap account  $250         $50
programs
-----------------------------------------------------------------
Full-time employees, officers,        $100         $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
-----------------------------------------------------------------

 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

IV. The section "Account Application" on page 22 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 23). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. Effective July 3, 2000, the following is added to the section "Buying shares" on page 22:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                account with your      please make sure we
                        bank account           have your bank
(Up to $100,000 per     information on file,   account information
day)                    you may open a new     on file. If we do not
1-800/632-2301          account by phone. The  have this
                        accounts must be       information, you will
                        identically            need to send written
                        registered.            instructions with
                                               your bank's name and
                        To make a same day     address, a voided
                        investment, please     check or savings
                        call us by 1:00 p.m.   account deposit slip,
                        Pacific time or the    and a signature
                        close of the New York  guarantee if the
                        Stock Exchange,        ownership of the bank
                        whichever is earlier.  and Fund accounts is
                                               different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.


----------------------------------------------------------------------

VI. The section "Automatic Investment Plan" on page 23 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VII. The section "Telephone Privileges" on page 24 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VIII. In the section "Selling Shares," the "By Wire" section of the Selling Shares table on page 27 is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of   You can call or write to have redemption
three lightning      proceeds sent to a bank account. See the
bolts]               policies above for selling shares by mail or
BY ELECTRONIC FUNDS  phone.
TRANSFER (ACH)
                     You can call or write to have redemption proceeds sent to a bank account. See the policies above for selling shares by mail or phone.

                     Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the ownership of the bank and fund accounts is different.

                     If we receive your request in proper form by
                     1:00 p.m. Pacific time, proceeds sent by ACH
                     generally will be available within two to three business days.
----------------------------------------------------------------------

IX. The section "Statements and reports" on page 28 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the Fund.

X. The section "Dealer compensation" on page 30 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                 CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------
COMMISSION (%)                                3.00        2.00
Investment under $100,000         4.00
$100,000 but under $250,000       3.25
$250,000 but under $500,000       2.25
$500,000 but under $1 million     1.85
$1 million or more             up to 0.75 1
12B-1 FEE TO DEALER               0.15        0.15 2      0.65 3

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of
$1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

               Please keep this supplement for future reference.




o 194 PA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                FRANKLIN STRATEGIC INCOME FUND - ADVISOR CLASS
                            DATED SEPTEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 16 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 17). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. Effective July 3, 2000, the following is added to the section "Buying shares" on page 16:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                account with your      please make sure we
                        bank account           have your bank
(Up to $100,000 per     information on file,   account information
day)                    you may open a new     on file. If we do not
1-800/632-2301          account by phone. The  have this
                        accounts must be       information, you will
                        identically            need to send written
                        registered.            instructions with
                                               your bank's name and
                        To make a same day     address, a voided
                        investment, please     check or savings
                        call us by 1:00 p.m.   account deposit slip,
                        Pacific time or the    and a signature
                        close of the New York  guarantee
                        Stock Exchange,        if the ownership of
                        whichever is earlier.  the bank and fund
                                               accounts
                                               is different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.

----------------------------------------------------------------------

IV. The section "Automatic Investment Plan" on page 17 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

V. The following section is added to "Investor Services" on page 17:

AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VI. The section "Telephone Privileges" on page 17 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VII. The section "Statements and reports" on page 22 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

               Please keep this supplement for future reference.




o 404 P-1

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                         FRANKLIN U.S. LONG-SHORT FUND
                DATED SEPTEMBER 1, 1999, AS AMENDED MAY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 16 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 17). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. Effective July 3, 2000, the following is added to the section "Buying shares" on page 16:

----------------------------------------------------------------------
[Insert graphic of   If you have another      Before requesting a
phone]               Franklin Templeton       telephone purchase,
                     account with your bank   please make sure we
BY PHONE             account information on   have your bank account
                     file, you may open a     information on file.
(Up to $100,000 per  new account by phone.    If we do not have this
day)1-800/632-2301   The accounts must be     information, you will
                     identically registered.  need to send written
                                              instructions with your
                     To make a same day       bank's name and
                     investment, please call  address, a voided
                     us by 1:00 p.m. Pacific  check or savings
                     time or the close of     account deposit slip,
                     the New York Stock       and a signature
                     Exchange, whichever is   guarantee if the
                     earlier.                 ownership of the bank
                                              and fund accounts is
                                              different.

                                              To make a same day
                                              investment, please
                                              call us by 1:00 p.m.
                                              Pacific time or the
                                              close of the New York
                                              Stock Exchange,
                                              whichever is earlier.
----------------------------------------------------------------------

IV. The section "Telephone Privileges" on page 17 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

V. The following paragraph is added to the section "Dealer compensation" on page 24:

MARKET TIMERS. Please note that for NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

               Please keep this supplement for future reference.

O 463 P-1

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                           FRANKLIN TECHNOLOGY FUND
                               DATED MAY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 17 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 18). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. Effective July 3, 2000, the following is added to the section "Buying shares" on page 17:

----------------------------------------------------------------------
[Insert graphic of  If you have another        Before requesting a
phone]              Franklin Templeton         telephone purchase,
BY PHONE            account with your bank     please make sure we
                    account information on     have your bank
(Up to $100,000     file, you may open a new   account information
per day)            account by phone. The      on file. If we do not
1-800/632-2301      accounts must be           have this
                    identically registered.    information, you will
                                               need to send written
                    To make a same day         instructions with
                    investment, please call    your bank's name and
                    us by 1:00 p.m. Pacific    address, a voided
                    time or the close of the   check or savings
                    New York Stock Exchange,   account deposit slip,
                    whichever is earlier.      and a signature
                                               guarantee
                                               if the ownership of
                                               the bank and fund
                                               accounts
                                               is different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

IV. The section "Automatic Investment Plan" on page 18 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

V. The section "Telephone Privileges" on page 19 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VI. The following paragraph is added to the section "Dealer compensation" on page 25:

MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

               Please keep this supplement for future reference.




O 463 PA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                   FRANKLIN TECHNOLOGY FUND - ADVISOR CLASS
                               DATED MAY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 13 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 14). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. Effective July 3, 2000, the following is added to the section "Buying shares" on page 13:

----------------------------------------------------------------------
[Insert graphic of  If you have another        Before requesting a
phone]              Franklin Templeton         telephone purchase,
                    account with your bank     please make sure we
BY PHONE            account information on     have your bank
                    file, you may open a new   account information
(Up to $100,000     account by phone. The      on file. If we do not
per day)            accounts must be           have this
1-800/632-2301      identically registered.    information, you will
                                               need to send written
                    To make a same day         instructions with
                    investment, please call    your bank's name and
                    us by 1:00 p.m. Pacific    address, a voided
                    time or the close of the   check or savings
                    New York Stock Exchange,   account deposit slip,
                    whichever is earlier.      and a signature
                                               guarantee
                                               if the ownership of
                                               the bank and fund
                                               accounts
                                               is different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

IV. The section "Automatic Investment Plan" on page 14 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

V. The section "Telephone Privileges" on page 15 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

               Please keep this supplement for future reference.



o FSS1 SA-5

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                           FRANKLIN STRATEGIC SERIES
     (FSS1 SAI - FRANKLIN AGGRESSIVE GROWTH, BLUE CHIP, CALIFORNIA GROWTH, LARGE CAP GROWTH, MIDCAP GROWTH AND SMALL CAP GROWTH FUNDS - CLASS A, B & C)
              DATED SEPTEMBER 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

II. The Board of Trustees has approved: (1) changing the name of the Franklin Small Cap Growth Fund to the Franklin Small Cap Growth Fund I, effective May 1, 2000; and (2) closing Class A shares of the Franklin Small Cap Growth Fund to most new investors. Class C shares, however, will continue to be available to all eligible investors. After the close of business on April 30, 2000, Class A shares of the Small Cap Fund will only be available to the following investors:

o CURRENT SHAREHOLDERS: All shareholders of record of the Small Cap Fund as of the close of business on April 30, 2000, may buy shares in accounts existing on that date, subject to their applicable minimum additional investment amount; or buy additional shares through the reinvestment of dividend or capital gain distributions.

o  RETIREMENT PLANS: Current and new investors in retirement plans.

o  WRAP PROGRAMS: Current and new investors in wrap programs.

In addition, the following investor services for Class A shareholders will be affected:

o SELLING SHARES: While you can sell your shares at any time, please keep in mind that if you sell all the shares in your account, your account will be closed and you will not be able to buy additional fund shares or to reopen your account.

o SYSTEMATIC WITHDRAWAL PLANS: While these plans will continue without interruption, please keep in mind that if a systematic withdrawal plan exhausts the shares in your account, your account will be closed and you will not be able to buy additional fund shares or to reopen your account.

o EXCHANGE PRIVILEGE: After the close of business on April 30, 2000, exchanges into Class A shares of the fund from other Franklin Templeton Funds will be accepted only for investors who qualify to invest in Class A shares of the fund after April 30, 2000, as described above.

The board reserves the right to modify these services and restrictions at any time. If you have questions, please call Franklin Templeton Investor Services at 1-800/632-2301.

III. As of February 1, 2000, the Blue Chip Fund offers three classes of shares: Class A, Class B and Class C.

IV. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the funds' Semiannual Report to Shareholders, for the six-month period ended October 31, 1999, also are incorporated by reference.

V. In the section "Organization, Voting Rights and Principal Holders", the following changes are made:

(a) The sixth paragraph is replaced with the following:

The Blue Chip and California Funds currently offer three classes of shares, Class A, Class B and Class C. The Blue Chip Fund began offering Class B and C shares on February 1, 2000. The funds may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Blue Chip Fund - Class A
o     Franklin Blue Chip Fund - Class B
o     Franklin Blue Chip Fund - Class C
o     Franklin California Growth Fund - Class A
o     Franklin California Growth Fund - Class B
o     Franklin California Growth Fund - Class C

(b) The eighth paragraph is replaced with the following:

The MidCap Fund offers only one share class. Because the MidCap Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class A shares, shares of the fund are considered Class A shares for redemption, exchange and other purposes. The fund may offer additional classes of shares in the future.

(c) The following is added to the section:

As of January 3, 2000, the principal shareholders of the funds, beneficial or of record, were:

                                    SHARE      PERCENTAGE
NAME AND ADDRESS                    CLASS         (%)
-------------------------------------------------------------------------------

MIDCAP FUND

Franklin Resources, Inc.1
Corporate Accounting
Attn: Michael Corcoran
555 Airport Blvd., 4th Floor
Burlingame, CA 94010                Class A         26

SMALL CAP FUND

First Union National Bank Ttee
FBO Willis Coroon Corporation
A/C 1040108756
1525 West WT Harris Blvd
NC-1151                             Advisor
Charlotte, NC 28288                 Class            8

The Northern Trust Company Trst
For the Nalco Chemical Co Ret Trst
50 S. LaSalle St.                   Advisor
Chicago, IL 60675                   Class            5

Old Second National Bank of Aurora
C/O Trust Operations Division
37 South River St.                  Advisor
Aurora, IL 60506-4173               Class            6

Trust Company of Illinois
45 S. Park Blvd., Ste. 315          Advisor
Glen Ellyn, IL 60137-6282           Class            7

AGGRESSIVE GROWTH FUND

Franklin Resources, Inc.1
Corporate Accounting
Attn: Michael Corcoran
555 Airport Blvd., 4th Floor
Burlingame, CA 94010                Class B          6

FT Fund Allocator
 Conservative Target Fund
C/O Fund Accounting Dept.
Kimberley Monasterio
1810 Gateway, 3rd Flr.              Advisor
San Mateo, CA 94404-2470            Class            8

FT Fund Allocator
 Moderate Target Fund
C/O Fund Accounting Dept.
Kimberley Monasterio
1810 Gateway, 3rd Flr.              Advisor
San Mateo, CA 94404-2470            Class           25

FT Fund Allocator Growth Target Fund
C/O Fund Accounting Dept.
Kimberley Monasterio
1810 Gateway, 3rd Flr.              Advisor
San Mateo, CA 94404-2470            Class           47

                                    SHARE      PERCENTAGE
-------------------------------------------------------------------------------
NAME AND ADDRESS                    CLASS          (%)

LARGE CAP FUND

Franklin Resources, Inc.1
Corporate Accounting
Attn: Michael Corcoran
555 Airport Blvd., 4th Floor
Burlingame, CA 94010                Class A          7

FTTC Ttee For Valuselect
Pinnacle
Attn: Trading
P.O. Box 2438
Rancho Cordova, CA 95741-2438       Class A          7

Franklin Resources, Inc.1
Corporate Accounting
Attn: Michael Corcoran
555 Airport Blvd., 4th Floor
Burlingame, CA 94010                Class B         16

Painewebber for the Benefit
 of Painewebber CDN FBO
Barbara C. Gillespie, Dec'd
P.O. Box 3321
Weehawken, NJ 07087-8154            Class B         18

NFSC FEBO OBP-424994
Anthony Doria Ttee
Anthony Doria Family Trust
U/A 7/11/94
1805 Tanager Drive
Costa Mesa, CA 92626                Class B          5

Franklin Resources, Inc.1
Corporate Accounting
Attn: Michael Corcoran
555 Airport Blvd., 4th Floor        Advisor
Burlingame, CA 94010                Class            8

FT Fund Allocator
 Conservative Target Fund
C/O Fund Accounting Dept.
Kimberley Monasterio
1810 Gateway, 3rd Flr.              Advisor
San Mateo, CA 94404-2470            Class           10

FT Fund Allocator
 Moderate Target Fund
C/O Fund Accounting Dept.
Kimberley Monasterio
1810 Gateway, 3rd Flr.              Advisor
San Mateo, CA 94404-2470            Class           27

FT Fund Allocator Growth Target Fund
C/O Fund Accounting Dept.
Kimberley Monasterio
1810 Gateway, 3rd Flr.              Advisor
San Mateo, CA 94404-2470            Class           53

1. Franklin Resources, Inc. is a Delaware Corporation.

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the trust, may be considered beneficial holders of the fund shares held by Franklin Resources, Inc. (Resources). As principal shareholders of Resources, they may be able to control the voting of Resources' shares of the MidCap, Aggressive Growth and Large Cap Funds.

As of January 3, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each fund and class.

VI. The first waiver category in the section "Waivers for certain investors" on page 35 is revised to read:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

VII. The eighth waiver category in the section "CDSC waivers" on page 37 is revised to read:

o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

VIII. The section "Systematic withdrawal plan" on page 37 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

IX. The following paragraph is added to the section "General information" on page 38:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

X. In the section "The Class B and C plans", found on page 34 under "Distribution and service (12b-1) fees", the first paragraph is replaced with the following:

Under the Class B and C plans, the funds pay Distributors up to 0.75% per year of the class's average daily net assets, payable monthly for the Aggressive Growth, Blue Chip, Large Cap and Small Cap Funds and the Class B plan of the California Fund and quarterly for the Class C plan of the California Fund, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The funds also may pay a servicing fee of up to 0.25% per year of the class's average daily net assets, payable monthly for the Aggressive Growth, Blue Chip, Large Cap and Small Cap Funds and the Class B plan of the California Fund and quarterly for the Class C plan of the California Fund. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the funds on behalf of customers, and similar servicing and account maintenance activities.

V. The following information is added to the applicable sections under "Performance", which begins on page 36:

Average annual total return

The average annual total returns for the indicated periods ended October 31, 1999, were:

                         INCEPTION   1 YEAR   5 YEARS  SINCE
                           DATE                        INCEPTION
-----------------------------------------------------------------
CLASS A
Blue Chip Fund           06/03/96     21.00      -       12.49
California Fund          10/30/91     52.76    26.98     21.84
MidCap Fund              08/17/93     27.20    15.89     13.42
Small Cap Fund           02/14/92     50.64    21.79     19.75

                                                         SINCE
                                    INCEPTION  1 YEAR  INCEPTION
                                      DATE      (%)       (%)
-----------------------------------------------------------------
CLASS C
California Fund                     09/03/96   58.31     24.84
Small Cap Fund                      10/02/95   56.12     18.21

CUMULATIVE TOTAL RETURN

The cumulative total returns for the indicated periods ended October 31, 1999, were:

                                                         SINCE
                         INCEPTION    1 YEAR   5 YEARS  INCEPTION
                            DATE       (%)       (%)      (%)
CLASS A
-----------------------------------------------------------------
Aggressive Growth Fund    06/23/99      -         -       54.48
Blue Chip Fund            06/03/96    21.00       -       49.54
California Fund           10/30/91    52.76     230.18   385.79
Large Cap Fund            06/07/99      -         -        5.84
MidCap Fund               08/17/93    27.20     109.08   118.42
Small Cap Fund            02/14/92    50.64     167.92   301.44

                                                         SINCE
                                             INCEPTION  INCEPTION
                                                DATE      (%)
-----------------------------------------------------------------
CLASS B
Aggressive Growth Fund                        06/23/99    59.90
California Fund                               01/01/99    35.32
Large Cap Fund                                06/07/99     8.00

                                                         SINCE
                                    INCEPTION  1 YEAR   INCEPTION
                                      DATE      (%)       (%)
CLASS C
-----------------------------------------------------------------
Aggressive Growth Fund              06/23/99     -        61.19
California Fund                     09/03/96   58.31     101.53
Large Cap Fund                      06/07/99     -         9.80
Small Cap Fund                      10/02/95   56.12      98.05

               Please keep this supplement for future reference.




o FSS1 SAA-2

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                           FRANKLIN STRATEGIC SERIES
           (FSS1 SAIA - FRANKLIN AGGRESSIVE GROWTH, LARGE CAP GROWTH
                  AND SMALL CAP GROWTH FUNDS - ADVISOR CLASS)
                            DATED SEPTEMBER 1, 1999

The Statement of Additional Information (SAI) is amended as follows:

I. The Board of Trustees has approved: (1) changing the name of the Franklin Small Cap Growth Fund to the Franklin Small Cap Growth Fund I, effective May 1, 2000; and (2) closing Class A shares of the Franklin Small Cap Growth Fund to most new investors. Class C shares, however, will continue to be available to all eligible investors. After the close of business on April 30, 2000, Class A shares of the Small Cap Fund will only be available to the following investors:

o CURRENT SHAREHOLDERS: All shareholders of record of the Small Cap Fund as of the close of business on April 30, 2000, may buy shares in accounts existing on that date, subject to their applicable minimum additional investment amount; or buy additional shares through the reinvestment of dividend or capital gain distributions.

o  RETIREMENT PLANS: Current and new investors in retirement plans.

o  WRAP PROGRAMS: Current and new investors in wrap programs.

In addition, the following investor services for Class A shareholders will be affected:

o SELLING SHARES: While you can sell your shares at any time, please keep in mind that if you sell all the shares in your account, your account will be closed and you will not be able to buy additional fund shares or to reopen your account.

o SYSTEMATIC WITHDRAWAL PLANS: While these plans will continue without interruption, please keep in mind that if a systematic withdrawal plan exhausts the shares in your account, your account will be closed and you will not be able to buy additional fund shares or to reopen your account.

o EXCHANGE PRIVILEGE: After the close of business on April 30, 2000, exchanges into Class A shares of the fund from other Franklin Templeton Funds will be accepted only for investors who qualify to invest in Class A shares of the fund after April 30, 2000, as described above.

The board reserves the right to modify these services and restrictions at any time. If you have questions, please call Franklin Templeton Investor Services at 1-800/632-2301.

II. The section "Systematic withdrawal plan" on page 22 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

III. The following paragraph is added to the section "General information" on page 22:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

               Please keep this supplement for future reference.



o 465 SA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                       FRANKLIN SMALL CAP GROWTH FUND II
                               DATED MAY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

II. The first waiver category in the section "Waivers for certain investors" on page 28 is revised to read:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

III. The sixth waiver category in the section "CDSC waivers" on page 30 is revised to read:

o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

IV. The following paragraph is added to the section "General information" on page 31:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

               Please keep this supplement for future reference.


o FSS2 SA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                           FRANKLIN STRATEGIC SERIES
         (FSS2- FRANKLIN BIOTECHNOLOGY DISCOVERY, GLOBAL HEALTH CARE,
              GLOBAL COMMUNICATIONS, AND NATURAL RESOURCES FUNDS)
              DATED SEPTEMBER 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

II. The first waiver category in the section "Waivers for certain investors" on page 35 is revised to read:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

III. The eighth waiver category in the section "CDSC waivers" on page 37 is revised to read:

o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

IV. The section "Systematic withdrawal plan" on page 37 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

V. The following paragraph is added to the section "General information" on page 38:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

               Please keep this supplement for future reference.





o FSS2 SAA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                FRANKLIN NATURAL RESOURCES FUND - ADVISOR CLASS
                            DATED SEPTEMBER 1, 1999

The Statement of Additional Information (SAI) is amended as follows:

I. The section "Systematic withdrawal plan" on page 20 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

II. The following paragraph is added to the section "General information" on page 21:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

               Please keep this supplement for future reference.


o 194 SA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                         FRANKLIN STRATEGIC INCOME FUND
              DATED SEPTEMBER 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

II. The first waiver category in the section "Waivers for certain investors" on page 26 is revised to read:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

III. The eighth waiver category in the section "CDSC waivers" on page 28 is revised to read:

o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

IV. The section "Systematic withdrawal plan" on page 29 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

V. The following paragraph is added to the section "General information" on page 30:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

               Please keep this supplement for future reference.





o 194 SAA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                 FRANKLIN STRATEGIC INCOME FUND - ADVISOR CLASS
                            DATED SEPTEMBER 1, 1999

The Statement of Additional Information (SAI) is amended as follows:

I. The section "Systematic withdrawal plan" on page 26 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

II. The following paragraph is added to the section "General information" on page 26:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

               Please keep this supplement for future reference.





o 463 SA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                           FRANKLIN TECHNOLOGY FUND
                               DATED MAY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

II. The first waiver category in the section "Waivers for certain investors" on page 27 is revised to read:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

III. The sixth waiver category in the section "CDSC waivers" on page 29 is revised to read:

o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

IV. The following paragraph is added to the section "General information" on page 30:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

               Please keep this supplement for future reference.